Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended
	Apr. 07, 2022	Feb. 23, 2022	Feb. 22, 2022	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 07, 2021
Subsequent Event [Line Items]
Stock repurchased (in shares)					9,952,803
Value of shares repurchased					$ 57,350
Share price (usd per share)				$ 8.24	$ 8.24	$ 5.66	$ 9.99
Subsequent Event | Promodel Corporation [Member] | Big Bear AI LLC [Member]
Subsequent Event [Line Items]
Business combination consideration transferred	$ 16,100
Glazer Investors | Subsequent Event
Subsequent Event [Line Items]
Stock repurchased (in shares)			5,000,000
Value of shares repurchased			$ 50,625
Share price (usd per share)			$ 10.125
Highbridge Investors | Subsequent Event
Subsequent Event [Line Items]
Stock repurchased (in shares)				2,500,000
Value of shares repurchased				$ 24,901
Share price (usd per share)				$ 10.15	$ 10.15
Tenor Investors | Subsequent Event
Subsequent Event [Line Items]
Stock repurchased (in shares)		2,500,000